Segment Information - Schedule of Revenues Segregated Between Domestic and Export Sales (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Total revenue, net	$ 11,274,933	[1]	$ 12,541,145	[1]	$ 9,746,646	[1]
Domestic - Russia [Member]
Total revenue, net	5,517,592		5,699,912		4,787,251
Domestic - Other [Member]
Total revenue, net	1,325,122		1,433,383		766,255
Domestic - Total [Member]
Total revenue, net	6,842,714		7,133,295		5,553,506
Export [Member]
Total revenue, net	$ 4,432,219		$ 5,407,850		$ 4,193,140

[1]	See Note 24